United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.        Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

APRIL 30, 2009

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount		Value
SHORT-TERM INVESTMENTS (95.62%)
COMMERCIAL PAPER (6.41%)
NON-DEPOSITORY CREDIT INSTITUTIONS (3.08%)
General Electric Capital Corp., due 05/18/09	0.280%	$300,000	$	300,000

PETROLEUM AND COAL PRODUCTS (3.33%)
Chevron Corp., due 05/19/09	0.180	325,000		325,000

Total Commercial Paper (Cost $625,000)				625,000

UNITED STATES GOVERNMENT AGENCIES (89.21%)
Federal Home Loan Bank, due 05/01/09	0.254	600,000		600,000
Federal Home Loan Bank, due 05/08/09	0.083	825,000		824,987
Federal Home Loan Bank, due 05/15/09	0.061	575,000		574,986
Federal Home Loan Bank, due 05/21/09	0.091	300,000		299,985
Federal Home Loan Bank, due 05/22/09	0.071	325,000		324,987
Federal Home Loan Bank, due 05/27/09	0.254	1,100,000		1,099,801
Federal Home Loan Bank, due 05/28/09	0.100	825,000		824,939
Federal Home Loan Bank, due 05/29/09	0.071	400,000		399,978
Federal Home Loan Mortgage Corp., due 05/05/09	0.193	250,000		249,995
Federal Home Loan Mortgage Corp., due 05/12/09	0.172	250,000		249,987
Federal Home Loan Mortgage Corp., due 05/26/09	0.051	600,000		599,979
Federal Home Loan Mortgage Corp., due 06/01/09	0.101	400,000		399,965
Federal National Mortgage Assoc., due 05/06/09	0.152	450,000		449,991
Federal National Mortgage Assoc., due 05/12/09	0.355	450,000		449,952
Federal National Mortgage Assoc., due 05/13/09	0.355	500,000		499,942
Federal National Mortgage Assoc., due 05/18/09	0.294	300,000		299,959
Federal National Mortgage Assoc., due 05/20/09	0.101	300,000		299,984
Federal National Mortgage Assoc., due 05/26/09	0.254	250,000		249,956

Total United States Government Agencies (Cost $8,699,373)				8,699,373

Total Short Term Investments (Cost $9,324,373)				9,324,373

OTHER ASSETS LESS LIABILITIES (4.38%)
Cash, receivables, prepaid insurance and other assets, less liabilities				426,960

Total Net Assets (100.00%)			$	9,751,333

VALUATION

The Money Market Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs		Investment in Securities

Level 1	$	-
Level 2		9,324,373
Level 3		-

Total	$	9,324,373

Item 2.        Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.        Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date:	6/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date:	6/22/2009

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	6/25/2009